Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Schedule of components of other assets
Components of other assets were as follows:

(dollars in millions)
December 31,	2017	2016

Deferred tax assets	$139	$180
Ceded insurance reserves	95	102
Prepaid expenses and deferred charges	89	89
Fixed assets, net	67	128
Other investments	29	52
Current tax receivable	13	20
Cost basis investments	11	11
Receivables from parent and affiliates	4	76
Other	34	32
Total	$481	$690

*
Fixed assets were net of accumulated depreciation of $120 million at December 31, 2017 and $247 million at December 31, 2016. The decrease in fixed assets is primarily related to the contribution of SFMC in the form of a dividend. See Note 12 for more information regarding this transaction.

Schedule of gross carrying amount and accumulated amortization, in total and by major intangible asset class
The gross carrying amount and accumulated amortization, in total and by major intangible asset class were as follows:

(dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets

December 31, 2017
Customer relationships	$223	$(92)	$131
Trade names	220	—	220
VOBA	141	(90)	51
Licenses	37	—	37
Other	12	(12)	—
Total	$633	$(194)	$439

December 31, 2016
Customer relationships	$223	$(58)	$165
Trade names	220	—	220
VOBA	141	(74)	67
Licenses	37	—	37
Other	12	(10)	2
Total	$633	$(142)	$491